Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		General Partner Unit	Common Unitholders	Class B Units	Total
Beginning balance at Dec. 31, 2021		$ 10,492	$ 568,762	$ 9,453	$ 588,707
Net income (loss)		610	32,201	457	33,268
Conversion of Class B to common units	[1]		2,652	(2,652)
Other comprehensive income					0
Cash distributions		(666)	(35,100)	(569)	(36,335)
Ending balance at Jun. 30, 2022		10,436	568,515	6,689	585,640
Convertible preferred units, beginning balance at Dec. 31, 2021					84,308
Net income (loss)					3,400
Cash distributions					(3,400)
Convertible preferred units, ending balance at Jun. 30, 2022					84,308
Beginning balance at Mar. 31, 2022		10,619	576,811	8,190	595,620
Net income (loss)		150	7,950	87	8,188
Conversion of Class B to common units	[1]		1,325	(1,325)
Other comprehensive income					0
Cash distributions		(333)	(17,572)	(263)	(18,168)
Ending balance at Jun. 30, 2022		10,436	568,515	6,689	585,640
Convertible preferred units, beginning balance at Mar. 31, 2022					84,308
Net income (loss)					1,700
Cash distributions					(1,700)
Convertible preferred units, ending balance at Jun. 30, 2022					84,308
Beginning balance at Dec. 31, 2022		10,111	553,922	3,871	567,904
Net income (loss)		(832)	(44,255)		(45,087)
Other comprehensive income					0
Cash distributions		(33)	(1,770)		(1,803)
Ending balance at Jun. 30, 2023		9,246	507,897	3,871	521,014
Convertible preferred units, beginning balance at Dec. 31, 2022					84,308
Net income (loss)					3,400
Cash distributions					(3,400)
Convertible preferred units, ending balance at Jun. 30, 2023					84,308
Beginning balance at Mar. 31, 2023		10,039	550,095	3,871	564,005
Net income (loss)		(777)	(41,313)		(42,090)
Other comprehensive income					0
Cash distributions		(16)	(885)		(901)
Ending balance at Jun. 30, 2023		$ 9,246	$ 507,897	$ 3,871	521,014
Convertible preferred units, beginning balance at Mar. 31, 2023					84,308
Net income (loss)					1,700
Cash distributions					(1,700)
Convertible preferred units, ending balance at Jun. 30, 2023					$ 84,308

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of June 30, 2022, 252,405 of the Class B Units had converted to common units. As of June 30, 2023, 420,675 of the Class B Units had converted to common units. No Class B Units were converted in the second quarter of 2023.